Other Long-Term Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Detailed about Other Long term Liabilities

As at,	March 31, 2023	March 31, 2022

The carrying amount of the following other long term liabilities:

Accrued interest payable, Provincial MENDM Loan	$2.6	$2.3

Long-term disability plan obligation	0.7	0.8

Long-term portion of lease liability	0.4	0.9

	$3.7	$4.0